OPERATING LEASES	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
OPERATING LEASES

OPERATING LEASES

        The Company leases certain office, production, and transmission facilities under terms of leases expiring at various dates through 2035. The leases generally provide for escalating rentals over the term of the lease plus certain real estate taxes and other costs or credits. Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term. The difference between rent expense and rent paid is recorded as deferred rent. In addition, the Company rents space on utility poles for its operations. The Company's pole rental agreements are for varying terms, and management anticipates renewals as they expire. Rent expense, including pole rentals, for the year ended December 31, 2016 amounted to $65,881.

        The minimum future annual payments for all operating leases (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2017 through December 31, 2021, at rates now in force are as follows:

2017	$76,513
2018	70,242
2019	61,986
2020	56,953
2021	53,658
Thereafter	142,655

Cablevision Systems Corporation And Subsidiaries
OPERATING LEASES

OPERATING LEASES

        The Company leases certain office, production, and transmission facilities under terms of leases expiring at various dates through 2035. The leases generally provide for escalating rentals over the term of the lease plus certain real estate taxes and other costs or credits. Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term. The difference between rent expense and rent paid is recorded as deferred rent. In addition, the Company rents space on utility poles for its operations. The Company's pole rental agreements are for varying terms, and management anticipates renewals as they expire. Rent expense, including pole rentals, for the period January 1, 2016 through June 20, 2016 and the years ended December 31, 2015 and 2014 amounted to $41,573, $82,704 and $77,769, respectively.

        The minimum future annual payments for all operating leases (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2017 through December 31, 2021, are as follows:

2017	$57,853
2018	52,206
2019	44,908
2020	41,221
2021	38,697
Thereafter	141,063